Segment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Revenue from external customers			$ 4,852,716		$ 7,720,757	$ 14,235
Less: Cost of goods sold	$ 1,885,227		3,779,636		5,818,498	3,421
Segment gross profit	$ 887,754		1,073,080		1,902,259	10,814
Salaries and payroll			292,680	64,998	351,457	63,000
Other segment items(1)					1,315,053	351,400
Segment net loss			(649,731)	(179,938)	235,749	(403,586)
Other expense, net(2)			(791,845)	(8,314)	(150,041)	(5,854)
Net loss before income taxes			(1,441,576)	(188,252)	$ 85,708	$ (409,440)
Other segment items(1)			$ 1,430,131	$ 114,940